Restructuring And Acquisition Integration Charges (Schedule of Current Restructuring Programs) (Parenthetical) (Detail) (2011 Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2013
2011 Plan [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charges	$ 6 [1]

[1]	Total costs expensed to date and total program costs are not provided separately for other restructuring programs based on the short duration and smaller size of these programs.